                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Life Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Martin F. Hollenbeck
Title: Chief Investment Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Martin F. Hollenbeck                Fairfield, Ohio   November 3, 2009
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1
Form 13F Information Table Entry Total            8
Form 13F Information Table Value Total      111,532
                                         (thousands)

List of Other Included Managers

No.   File No.    Name
---   ---------   ----
01    028-10798   Cincinnati Financial Corporation


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

                        COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5
       ISSUER        TITLE OF CLASS    CUSIP    FMV (000)  SHARES/PRINCIPAL  SH/PRN
       ------        --------------  ---------  ---------  ----------------  ------
ALLIANCEBERNSTEIN    COMMON          01881G106     50,823         1,863,000  SH
DUKE ENERGY CORP     COMMON          26441C105     13,198           838,500  SH
JOHNSON & JOHNSON    COMMON          478160104      7,611           125,000  SH
PFIZER INC           COMMON          717081103      3,368           203,500  SH
SPECTRA ENERGY CORP  COMMON          847560109      7,941           419,250  SH
SYSCO CORP           COMMON          871829107        621            25,000  SH
WYETH                COMMON          983024100     24,290           500,000  SH
PARTNERRE LTD        COMMON          G6852T105      3,680            47,828  SH
                                                  111,532

                        COLUMN 6     COLUMN 7  COLUMN 8
       ISSUER        INVESTMENT DIS  OTH MGRS    SOLE      SHARED   NONE
       ------        --------------  --------  --------  ---------  ----
ALLIANCEBERNSTEIN    SHARED-OTHER          01        --  1,863,000    --
DUKE ENERGY CORP     SHARED-OTHER          01        --    838,500    --
JOHNSON & JOHNSON    SHARED-OTHER          01        --    125,000    --
PFIZER INC           SHARED-OTHER          01        --    203,500    --
SPECTRA ENERGY CORP  SHARED-OTHER          01        --    419,250    --
SYSCO CORP           SHARED-OTHER          01        --     25,000    --
WYETH                SHARED-OTHER          01        --    500,000    --
PARTNERRE LTD        SHARED-OTHER          01        --     47,828    --


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